K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Clifford J. Alexander D 202.778.9068 F 202.778.9100 clifford.alexander@klgates.com

December 9, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Liberty All-Star Growth Fund, Inc. (the “Fund”)

Registration Statement on Form N-2, File No. 811-04537

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

This filing is for the registration and issuance of common shares of common stock, par value $0.10 per share, of the Fund (the “Shares”), pursuant to the exercise of rights to purchase the Shares to be distributed to the shareholders of the Fund in accordance with the Registration Statement (the “Offer”). The approximate date of the proposed public offering will be as soon as practicable after the effective date of the Registration Statement.

In accordance with Release No. IC-13768 (Feb. 15, 1984) (the “Release”), we hereby request a “limited review” of the Registration Statement on an expedited basis. Consistent with the Release, the disclosure in the Registration Statement is substantially similar to the disclosure set forth in the Prospectus and Statement of Additional Information filed on Form N-2 on July 20, 2018, pursuant to the exercise of rights, except for the inclusion of updated information with respect to the Fund, its investment objective and policies, and the offering generally.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.778.9068.

Sincerely,

/s/ Clifford J. Alexander
Clifford J. Alexander

Enclosure

cc:	Sareena Khwaja-Dixon

ALPS Fund Services, Inc.